Short-Term Bond Fund of America®
Investment portfolio
May 31, 2020
unaudited
Bonds, notes & other debt instruments 81.44% U.S. Treasury bonds & notes 40.40% U.S. Treasury 40.40%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2021[1]	$227,000	$231,258
U.S. Treasury 1.625% 2021	35,776	36,595
U.S. Treasury 1.625% 2021	8,614	8,748
U.S. Treasury 1.75% 2021	15,000	15,355
U.S. Treasury 2.00% 2021	35,000	35,790
U.S. Treasury 2.25% 2021	147,700	150,478
U.S. Treasury 2.375% 2021	50,000	50,868
U.S. Treasury 2.625% 2021	100,000	102,320
U.S. Treasury 2.625% 2021	80,000	83,014
U.S. Treasury 2.75% 2021	78,696	81,116
U.S. Treasury 0.125% 2022	250,000	249,820
U.S. Treasury 1.50% 2022[1]	351,000	361,294
U.S. Treasury 1.50% 2022	220,605	227,307
U.S. Treasury 1.625% 2022	258,665	268,147
U.S. Treasury 1.75% 2022	35,000	35,963
U.S. Treasury 1.75% 2022	10,000	10,334
U.S. Treasury 1.875% 2022	19,480	20,248
U.S. Treasury 2.125% 2022	2,392	2,512
U.S. Treasury 0.125% 2023	104,000	103,793
U.S. Treasury 0.50% 2023	100,000	100,872
U.S. Treasury 1.375% 2023	10,000	10,322
U.S. Treasury 2.50% 2023	16,121	17,173
U.S. Treasury 2.625% 2023	187,000	203,002
U.S. Treasury 2.75% 2023	98,795	106,124
U.S. Treasury 1.50% 2024	39,000	41,136
U.S. Treasury 1.75% 2024	78,000	83,192
U.S. Treasury 1.75% 2024	14,080	14,949
U.S. Treasury 2.125% 2024[1]	83,000	88,967
U.S. Treasury 2.25% 2024	127,000	136,914
U.S. Treasury 0.375% 2025	35,000	35,111
U.S. Treasury 0.50% 2025[1]	247,070	249,397
U.S. Treasury 1.375% 2025	243,640	255,841
U.S. Treasury 1.625% 2026[1]	85,000	91,330
U.S. Treasury 0.625% 2030	70,250	70,069
U.S. Treasury 1.125% 2040	2,350	2,326
U.S. Treasury 2.00% 2050[1]	21,100	24,135
Total U.S. Treasury bonds & notes		3,605,820
Asset-backed obligations 14.46%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[2,3]	6,185	6,080
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[2,3]	20,385	20,169
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[2,3]	1,830	1,823
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[2,3]	1,080	1,070
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[2,3]	11,965	11,898
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[2,3]	16,214	15,207
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[2,3]	3,280	3,148
Short-Term Bond Fund of America — Page 1 of 17

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Express Credit Account Master Trust, Series 2019-3, Class A, 2.00% 2025[2]	$885	$917
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[2]	419	419
AmeriCredit Automobile Receivables Trust, Series 2019-1, Class A2A, 2.93% 2022[2]	5,623	5,644
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 2022[2]	7,858	7,924
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[2]	3,540	3,546
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[2]	4,401	4,438
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[2]	9,229	9,325
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[2]	16,785	17,254
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[2]	6,450	6,743
Carvana Auto Receivables Trust, Series 2019-3A, Class A2, 2.42% 2022[2,3]	1,196	1,200
Chase Issuance Trust, Series 2020-A1, Class A1, 1.53% 2025[2]	3,425	3,519
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[2,3]	60	59
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[2,3,4]	9,856	10,001
CPS Auto Receivables Trust, Series 2019-C, Class A, 2.55% 2022[2,3]	2,747	2,763
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77% 2022[2,3]	189	189
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[2,3]	2,951	2,962
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[2,3]	684	685
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[2,3]	4,169	4,182
CPS Auto Receivables Trust, Series 2016-B, Class C, 4.22% 2022[2,3]	620	621
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[2,3]	4,500	4,532
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[2,3]	3,378	3,393
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[2,3]	23,529	23,374
Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19% 2023[2]	1,060	1,068
Discover Card Execution Note Trust, Series 2019-A14, Class A1, 3.04% 2024[2]	12,900	13,443
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[2]	6,549	6,573
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[2]	30,000	30,146
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[2]	2,695	2,724
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 2023[2]	421	422
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[2]	5,955	5,979
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[2]	2,139	2,150
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[2]	2,000	2,028
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[2,3]	6,012	6,034
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[2,3]	5,632	5,658
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[2,3]	479	480
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[2,3]	9,630	9,708
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[2,3]	8,463	8,494
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[2,3]	5,695	5,723
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[2,3]	3,420	3,454
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[2,3]	7,080	7,124
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 2024[2,3]	15,000	15,141
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 2024[2,3]	2,000	2,019
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[2,3]	575	576
Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.59% 2022[2,3]	16,129	16,195
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[2,3]	8,816	8,838
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[2,3]	5,639	5,627
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[2,3]	1,842	1,855
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[2,3]	1,370	1,375
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[2,3]	12,000	12,125
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[2,3]	3,227	3,248
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[2,3]	16,830	16,945
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[2,3]	4,000	4,010
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 2023[2,3]	8,500	8,605
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[2,3]	12,820	12,959
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[2,3]	8,180	8,247
Ford Credit Auto Lease Trust, Series 2020-A, Class A2, 1.80% 2022[2]	16,500	16,626
Short-Term Bond Fund of America — Page 2 of 17

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2020-A, Class A2, 1.03% 2022[2]	$5,459	$5,484
Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.04% 2024[2]	6,649	6,724
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 2024[2]	13,994	14,000
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[2,3]	40,375	40,505
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[2,3]	21,224	21,390
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[2,3]	17,160	17,184
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[2,3]	20,000	20,307
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[2,3]	9,615	9,996
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[2,3]	21,440	22,565
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[2,3]	19,906	20,036
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[2]	44,435	44,266
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84% 2024[2]	3,540	3,567
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[2]	1,647	1,649
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[2,3]	349	347
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[2,3]	849	832
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[2,3]	3,540	3,479
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[2]	16,830	17,036
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[2]	3,159	3,219
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[2]	4,331	4,348
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[2]	6,260	6,214
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[2]	6,774	6,918
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90% 2026[2,3]	1,101	1,140
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[2,3]	17,106	16,527
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[2,3]	8,201	7,833
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[2,3]	2,165	2,070
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[2,3]	1,802	1,744
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[2,3]	5,136	4,913
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[2,3]	6,147	5,856
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[2,3]	8,460	8,040
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[2]	9,965	10,268
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[2,3]	2,812	2,840
Hyundai Auto Receivables Trust, Series 2020-A, Class A-2, 1.51% 2023[2]	10,250	10,352
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[2]	4,282	4,305
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 2022[2]	11,812	11,908
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A2, 1.45% 2022[2]	12,188	12,278
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3, 2.50% 2023[2]	9,545	9,806
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A-3, 2.90% 2023[2]	3,000	3,095
Nissan Master Owner Trust Receivables, Series 2019-A, Class A2, 0.744% 2024[2,4]	600	592
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[2,3]	14,165	14,370
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,3,4]	15,162	14,547
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.105% 2027[2,3,4]	13,270	13,179
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.185% 2027[2,3,4]	21,383	21,367
Prestige Auto Receivables Trust, Series 2019-1A, Class A2, 2.44% 2022[2,3]	2,188	2,196
Prestige Auto Receivables Trust, Series 2016-2A, Class C, 2.88% 2022[2,3]	503	504
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[2,3]	33,210	33,216
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16% 2022[2]	17,000	17,082
Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A, 2.28% 2022[2]	10,490	10,514
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[2]	1,897	1,899
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[2]	174	174
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[2]	883	885
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2B, 1.734% 2023[2,4]	13,000	13,058
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[2]	25,000	25,152
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 2023[2]	8,491	8,550
Short-Term Bond Fund of America — Page 3 of 17

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[2]	$3,333	$3,373
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[2]	5,816	5,826
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[2,3]	13,005	13,116
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[2,3]	13,400	13,628
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.218% 2035[2,3,4]	807	796
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[2,3]	2,509	2,549
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 2025[2,3,4]	9,516	9,518
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[2]	30	31
Synchrony Credit Card Master Note Trust, Series 2019-A2, Class A, 2.34% 2025[2]	7,000	7,081
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[2]	25,005	25,652
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[2,3]	4,125	4,086
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[2,3]	3,889	3,901
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[2,3]	387	379
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[2,3]	1,393	1,381
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[2,3]	3,165	3,133
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[2,3]	5,152	5,169
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[2,3,4]	3,997	4,171
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[2,3]	16,000	16,601
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2, 1.38% 2022[2]	12,000	12,081
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[2]	10,175	10,246
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[2]	9,946	10,196
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[2,3]	1,447	1,449
Verizon Owner Trust, Series 2018-A, Class A1B, (1-month USD-LIBOR + 0.26%) 0.431% 2022[2,3,4]	16,006	16,013
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[2,3]	4,535	4,557
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[2]	8,102	8,312
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[2]	8,666	8,701
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[2]	18,437	18,547
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[2,3]	761	762
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[2,3]	3,651	3,656
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[2,3]	20,104	20,231
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[2,3]	5,210	5,244
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[2]	1,000	1,009
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[2]	10,750	11,024
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[2]	15,100	15,302
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[2]	25,000	25,120
World Financial Network Credit Card Master Note Trust, Series 2019-B, Class A, 2.49% 2026[2]	7,000	7,070
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.48% 2023[2]	11,734	11,812
		1,290,733
Mortgage-backed obligations 13.31% Collateralized mortgage-backed obligations (privately originated) 7.67%
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[2,3,4]	681	680
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[2,3,4]	1,794	1,808
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,3,4]	33,273	33,935
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[2,3,4]	10,315	10,544
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.268% 2029[2,3,4]	9,870	9,801
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,3,4]	17,085	17,396
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,3,4]	5,963	5,892
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[2,3,4]	15,100	15,089
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[2,3,4]	21,958	21,972
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,3,4]	1,256	1,268
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,3,4]	941	952
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 3.042% 2030[2,3,4]	19,132	19,228
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[2,3,4]	10,886	10,859
Short-Term Bond Fund of America — Page 4 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[2,3,4]	$8,907	$9,162
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[2,3,4]	1,692	1,756
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[2,3,4]	862	869
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[2,3,4]	11,819	11,901
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[2,3]	4,430	4,402
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2029[2,3,4]	7,469	7,499
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[2,3,4]	13,756	13,584
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 2029[2,3,4]	1,792	1,752
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[2,3]	22,775	23,917
Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[2,3,4]	5,081	5,183
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[2,3,4]	18,898	19,156
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[2,3,4]	4,140	4,196
Homeward Opportunities Fund Trust, Series 2019-1, Class A1, 3.454% 2059[2,3,4]	6,102	6,172
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[2,3,4]	129	131
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[2,3,4]	162	165
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[2,3,4]	1,026	1,050
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[2,3,4]	855	886
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[2,3,4]	744	772
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[2,3,4]	19,913	19,525
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[2,3,4]	25,384	24,369
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[2,3,4]	33,645	33,151
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.018% 2051[2,3,4]	16,683	16,670
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.918% 2052[2,3,4]	32,448	32,273
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.968% 2052[2,3,4]	40,255	40,050
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.118% 2052[2,3,4]	8,290	8,052
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.168% 2052[2,3,4]	8,840	8,602
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[2,3,4]	1,447	1,496
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[2,3,4]	756	798
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[2,3,4]	957	998
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[2,3,4]	5,428	5,558
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[2,3,4]	142	146
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[2,3,4]	2,099	2,190
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 2022[2,3,4]	36,999	37,095
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.222% 2022[2,3,4]	16,601	16,644
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[2,3,4]	415	416
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[2,3,4]	7,905	7,914
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[2,3,4]	10,160	10,167
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 2029[2,3,4]	5,153	5,238
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[2,3,4]	759	755
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[2,3,4]	3,400	3,401
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[2,3]	567	585
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[2,3,4]	4,611	4,870
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[2,3,4]	1,198	1,287
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[2,3,4]	1,025	1,053
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[2,3,4]	676	694
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 2045[2,3,4]	6,541	6,670
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[2,3]	3,365	3,374
Short-Term Bond Fund of America — Page 5 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[2,3,4]	$3,552	$3,557
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[2,3,4]	2,778	2,779
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[2,3,4]	5,319	5,137
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[2,3,4]	440	438
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[2,3,4]	7,028	6,908
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[2,3]	3,692	3,742
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,3,4]	3,438	3,543
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[2,3,4]	17,289	17,442
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,3,4]	8,178	8,348
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[2,4]	6,000	6,000
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.818% 2052[2,3,4]	15,050	15,101
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[2,3,4]	1,020	1,038
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[2,3,4]	496	503
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 2055[2,3,4]	425	429
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[2,3,4]	367	375
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[2,3,4]	423	427
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[2,3,4]	479	485
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[2,3,4]	443	451
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.768% 2057[2,3,4]	6,261	6,176
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[2,3,4]	4,289	4,402
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[2,3,4]	1,020	1,039
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[2,3,4]	491	498
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[2,3,4]	469	480
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.168% 2058[2,3,4]	5,274	5,207
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[2,3,4]	2,632	2,731
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[2,3,4]	798	837
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[2,3,4]	251	260
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[2,3,4]	7,373	7,805
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[2,3,4]	6,329	6,387
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[2,3,4]	3,566	3,787
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 2059[2,3,4]	1,507	1,560
Tricorn American Homes, Series 2016-SFR1, Class A, 2.589% 2033[2,3]	6,691	6,733
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 2060[2,3,4]	3,390	3,399
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[2,3,4]	169	171
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 2049[2,3,4]	216	220
		684,413
Federal agency mortgage-backed obligations 3.50%
Fannie Mae Pool #AD2028 4.50% 2025[2]	942	1,006
Fannie Mae Pool #555538 3.761% 2033[2,4]	514	519
Fannie Mae Pool #MA3632 3.50% 2034[2]	1,537	1,623
Fannie Mae Pool #888521 3.818% 2034[2,4]	748	785
Fannie Mae Pool #889579 6.00% 2038[2]	1,935	2,238
Fannie Mae Pool #889983 6.00% 2038[2]	823	952
Fannie Mae Pool #AL0095 6.00% 2038[2]	61	71
Fannie Mae Pool #AC6266 3.984% 2039[2,4]	255	269
Fannie Mae Pool #AC1676 4.085% 2039[2,4]	119	124
Fannie Mae Pool #AC2106 4.391% 2039[2,4]	208	218
Fannie Mae Pool #AE7629 3.724% 2040[2,4]	104	109
Fannie Mae Pool #AE0789 3.788% 2041[2,4]	546	575
Fannie Mae Pool #AL0073 3.796% 2041[2,4]	430	453
Fannie Mae Pool #AE0844 3.825% 2041[2,4]	496	522
Fannie Mae Pool #AL9531 3.871% 2041[2,4]	4,789	5,041
Fannie Mae Pool #AI8806 5.00% 2041[2]	1,785	2,028
Short-Term Bond Fund of America — Page 6 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL9533 3.677% 2042[2,4]	$2,728	$2,861
Fannie Mae Pool #AL9532 3.722% 2042[2,4]	6,271	6,553
Fannie Mae Pool #AL9530 3.806% 2042[2,4]	4,382	4,605
Fannie Mae Pool #AL1941 3.813% 2042[2,4]	807	842
Fannie Mae Pool #AL2000 3.90% 2042[2,4]	684	714
Fannie Mae Pool #AP7819 3.91% 2042[2,4]	531	553
Fannie Mae Pool #AL2184 4.204% 2042[2,4]	1,003	1,047
Fannie Mae Pool #AB9584 3.50% 2043[2]	7	8
Fannie Mae Pool #BK7655 3.934% 2048[2,4]	4,169	4,415
Fannie Mae Pool #BK6971 4.00% 2048[2]	536	571
Fannie Mae Pool #BJ0639 4.00% 2048[2]	486	520
Fannie Mae Pool #BK0920 4.00% 2048[2]	268	286
Fannie Mae Pool #BJ9252 4.00% 2048[2]	81	86
Fannie Mae Pool #BK2010 4.00% 2048[2]	73	80
Fannie Mae Pool #BK4764 4.00% 2048[2]	70	74
Fannie Mae Pool #BK5305 4.00% 2048[2]	54	60
Fannie Mae Pool #BK0915 4.00% 2048[2]	26	27
Fannie Mae Pool #MA3496 4.50% 2048[2]	3,101	3,350
Fannie Mae Pool #CA2493 4.50% 2048[2]	274	296
Fannie Mae Pool #BK9464 3.878% 2049[2,4]	3,971	4,193
Fannie Mae Pool #BN5611 3.989% 2049[2,4]	12,724	13,485
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[2,4]	10	11
Freddie Mac 3.894% 2034[2,4]	420	422
Freddie Mac 5.50% 2034[2]	323	368
Freddie Mac 5.50% 2036[2]	197	230
Freddie Mac 4.599% 2039[2,4]	72	73
Freddie Mac 3.50% 2047[2]	6,732	7,160
Freddie Mac Pool #G14740 5.50% 2024[2]	283	291
Freddie Mac Pool #ZT1872 3.50% 2034[2]	18	19
Freddie Mac Pool #782818 4.01% 2034[2,4]	396	416
Freddie Mac Pool #1H2524 4.104% 2035[2,4]	967	1,017
Freddie Mac Pool #1L1476 4.099% 2036[2,4]	273	276
Freddie Mac Pool #848751 4.142% 2036[2,4]	220	231
Freddie Mac Pool #1L1292 4.173% 2036[2,4]	970	997
Freddie Mac Pool #848365 4.364% 2036[2,4]	658	690
Freddie Mac Pool #1B8916 3.745% 2041[2,4]	390	393
Freddie Mac Pool #760014 3.533% 2045[2,4]	1,642	1,705
Freddie Mac Pool #SI2002 4.00% 2048[2]	593	633
Freddie Mac Pool #ZA6269 4.50% 2049[2]	1,488	1,607
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[2]	36	36
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[2]	60	62
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[2]	500	534
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[2]	32,485	35,386
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[2]	1,600	1,715
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[2]	2,000	2,186
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[2]	1,000	1,090
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[2]	750	828
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[2]	2,075	2,313
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[2]	30	33
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[2]	400	439
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[2]	4,605	5,113
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,4]	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[2,4]	13,953	14,678
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[2]	13,653	14,395
Short-Term Bond Fund of America — Page 7 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,4]	$9,579	$10,078
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[2,4]	26	26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[2]	12,981	13,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[2]	19	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[2]	8,882	9,451
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[2]	15,113	16,223
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[2]	107	115
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[2]	4,751	4,978
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[2]	20,668	21,832
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[2]	3,705	3,977
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-1, Class MA, 3.50% 2058[2]	2,285	2,448
Government National Mortgage Assn. 5.00% 2049[2]	2,005	2,181
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[2]	9,260	10,085
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[2]	187	204
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[2]	6,577	7,149
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[2]	192	209
Government National Mortgage Assn. Pool #714621 5.46% 2059[2]	119	139
Government National Mortgage Assn. Pool #710077 4.70% 2061[2]	13	13
Government National Mortgage Assn. Pool #710079 4.70% 2061[2]	—[5]	—[5]
Government National Mortgage Assn. Pool #710074 4.72% 2061[2]	2	3
Government National Mortgage Assn. Pool #725876 4.774% 2061[2]	3	3
Government National Mortgage Assn. Pool #725879 4.796% 2061[2]	4	4
Government National Mortgage Assn. Pool #765151 4.805% 2061[2]	27	28
Government National Mortgage Assn. Pool #751394 4.81% 2061[2]	13	13
Government National Mortgage Assn. Pool #710085 4.96% 2061[2]	10	10
Government National Mortgage Assn. Pool #721648 5.05% 2061[2]	3	3
Government National Mortgage Assn. Pool #AG8060 4.384% 2063[2]	64	67
Government National Mortgage Assn. Pool #AG8041 4.436% 2063[2]	63	66
Government National Mortgage Assn. Pool #AC1008 4.473% 2063[2]	4	5
Government National Mortgage Assn. Pool #AC0975 4.485% 2063[2]	9	10
Government National Mortgage Assn. Pool #776094 4.96% 2063[2]	10	11
Government National Mortgage Assn. Pool #AG8149 1.877% 2064[2,4]	331	332
Government National Mortgage Assn. Pool #AG8070 4.329% 2064[2]	54	57
Government National Mortgage Assn. Pool #767680 4.349% 2064[2]	191	198
Government National Mortgage Assn. Pool #AG8069 4.345% 2064[2]	54	57
Government National Mortgage Assn. Pool #AG8082 4.348% 2064[2]	53	56
Government National Mortgage Assn. Pool #AG8081 4.373% 2064[2]	54	57
Government National Mortgage Assn. Pool #AC1026 4.474% 2064[2]	9	9
Government National Mortgage Assn. Pool #AG8076 4.869% 2064[2]	13	14
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[2]	130	135
Government National Mortgage Assn. Pool #AO0461 4.529% 2065[2]	95	102
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.87% 2062[2,4]	1,486	1,482
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.059% 2062[2,4]	20,780	20,767
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 0.77% 2064[2,4]	8,004	7,967
Uniform Mortgage-Backed Security 3.50% 2050[2,6]	568	599
Uniform Mortgage-Backed Security 3.50% 2050[2,6]	180	190
Uniform Mortgage-Backed Security 4.00% 2050[2,6]	5,827	6,202
Uniform Mortgage-Backed Security 4.50% 2050[2,6]	12,941	13,980
		311,943
Short-Term Bond Fund of America — Page 8 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 2.14%	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[2,4]	$800	$811
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.371% 2046[2,4]	1,550	1,679
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[2,4]	1,255	1,308
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[2]	500	537
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A4, 4.023% 2047[2]	1,000	1,083
Commercial Mortgage Trust, Series 2012-CR1, Class A3, 3.391% 2045[2]	2,255	2,300
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[2,3]	3,250	3,231
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.069% 2046[2,3,4]	920	853
Commercial Mortgage Trust, Series 2013-CR12, Class B, 4.762% 2046[2,4]	60	61
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.789% 2046[2,3,4]	2,750	2,849
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[2]	1,800	1,933
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[2]	1,308	1,349
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[2]	225	225
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.512% 2047[2,4]	90	82
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[2,4]	1,250	1,271
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[2]	4,000	4,258
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.335% 2044[2,3,4]	29,950	30,579
Grace Mortgage Trust, Series 2014-GRCE, Class A, 3.3687% 2028[2,3]	1,405	1,421
GS Mortgage Securities Corp., Series 2013-GC12, Class A4, 3.135% 2046[2]	1,173	1,220
GS Mortgage Securities Corp., Series 2013-GC14, Class A5, 4.243% 2046[2]	2,544	2,739
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A4, 4.753% 2044[2,3]	14,420	14,589
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.389% 2044[2,3,4]	1,000	988
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.636% 2044[2,3,4]	9,987	9,653
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 2045[2]	2,579	2,619
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS, 4.948% 2045[2,3]	913	942
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[2,3]	4,000	3,967
GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271% 2046[2]	890	960
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[2,4]	50	51
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 2045[2]	7,595	7,822
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[2]	940	1,012
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[2]	948	1,023
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[2]	3,500	3,493
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2,3]	1,135	1,109
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[2]	3,000	3,104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[2,4]	1,511	1,522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C-13, Class A4, 4.039% 2046[2]	10,000	10,629
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.752% 2046[2,4]	3,750	3,838
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[2,4]	6,985	7,203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[2,4]	900	918
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[2]	1,790	1,846
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[2]	1,250	1,324
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[2]	1,000	1,049
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[2]	1,500	1,605
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[2,3,4]	2,225	2,183
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[2,3,4]	1,250	1,196
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 2045[2]	62	63
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[2]	5,160	5,465
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[2]	1,170	1,226
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[2]	2,000	2,126
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869% 2044[2,3,4]	467	474
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[2,3,4]	26,000	26,435
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[2]	1,250	1,248
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[2,4]	3,250	3,232
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[2,4]	820	794
Short-Term Bond Fund of America — Page 9 of 17

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[2]	$581	$626
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[2]	1,580	1,712
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[2]	1,723	1,778
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[2]	1,500	1,595
		191,208
Total mortgage-backed obligations		1,187,564
Corporate bonds & notes 8.77% Financials 3.68%
ACE INA Holdings Inc. 2.30% 2020	7,405	7,450
ACE INA Holdings Inc. 2.875% 2022	1,275	1,339
ACE INA Holdings Inc. 3.35% 2026	1,275	1,424
Bank of Nova Scotia 1.625% 2023	6,000	6,111
Citigroup Inc. 2.844% 2022 (3-month USD-LIBOR + 0.596% on 5/20/2021)[7]	15,000	15,267
Citigroup Inc. 3.165% 2022 (3-month USD-LIBOR + 0.53% on 2/19/2021)[7]	20,000	20,315
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 1.596% 2022[3,4]	5,000	5,013
DNB Bank ASA 2.125% 2020[3]	5,235	5,267
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.351% 2021[4]	10,395	10,459
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 2.101% 2022[4]	1,855	1,857
Goldman Sachs Group, Inc. 3.50% 2025	3,000	3,225
HSBC Holdings PLC 2.65% 2022	15,000	15,372
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[7]	20,000	22,125
Marsh & McLennan Cos., Inc. 3.50% 2020	10,505	10,683
Metropolitan Life Global Funding I 3.375% 2022[3]	5,200	5,417
Metropolitan Life Global Funding I 3.60% 2024[3]	7,007	7,636
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,500
New York Life Global Funding 1.95% 2020[3]	20,000	20,100
New York Life Global Funding 1.70% 2021[3]	5,000	5,080
New York Life Global Funding 2.25% 2022[3]	2,760	2,860
Rabobank Nederland 2.50% 2021	6,535	6,620
Rabobank Nederland 2.75% 2022	4,100	4,241
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 1.417% 2022[4]	10,295	10,318
Royal Bank of Canada 1.60% 2023	2,000	2,042
Royal Bank of Canada 2.25% 2024	6,000	6,301
Skandinaviska Enskilda Banken AB 2.20% 2022[3]	30,000	30,881
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	16,104
Swedbank AB 2.80% 2022[3]	6,800	7,021
Toronto-Dominion Bank 2.55% 2021	17,670	17,918
U.S. Bank NA 2.05% 2020	11,850	11,914
U.S. Bank NA 3.05% 2020	14,690	14,719
U.S. Bank NA 3.00% 2021	7,005	7,118
UBS AG 1.75% 2022[3]	21,000	21,349
		328,046
Consumer staples 1.05%
Nestlé Holdings, Inc. 3.10% 2021[3]	30,000	30,949
Philip Morris International Inc. 2.50% 2022	1,250	1,304
Philip Morris International Inc. 2.875% 2024	4,000	4,285
Philip Morris International Inc. 1.50% 2025	3,087	3,153
Procter & Gamble Co. 1.70% 2021	8,820	9,005
Wal-Mart Stores, Inc. 2.85% 2020	10,281	10,299
Wal-Mart Stores, Inc. 3.125% 2021	14,686	15,105
Short-Term Bond Fund of America — Page 10 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 3.40% 2023	$9,180	$9,964
Wal-Mart Stores, Inc. 2.85% 2024	8,460	9,185
		93,249
Health care 0.93%
AbbVie Inc. 2.30% 2021	9,955	10,101
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 1.051% 2023[4]	11,772	11,640
Bristol-Myers Squibb Co. 2.55% 2021[3]	7,000	7,148
Bristol-Myers Squibb Co. 2.60% 2022[3]	7,000	7,294
Bristol-Myers Squibb Co. 2.90% 2024[3]	14,120	15,261
Merck & Co., Inc. 2.90% 2024	1,625	1,762
Novartis Capital Corp. 1.75% 2025	10,420	10,930
Novartis Capital Corp. 2.00% 2027	3,656	3,870
Pfizer Inc. 3.00% 2021	14,690	15,322
		83,328
Energy 0.84%
Chevron Corp. 1.141% 2023	14,345	14,619
Chevron Corp. 1.554% 2025	7,000	7,221
Exxon Mobil Corp. 1.902% 2022	14,240	14,689
Exxon Mobil Corp. 1.571% 2023	20,000	20,551
Exxon Mobil Corp. 2.019% 2024	11,392	11,973
Shell International Finance BV 1.75% 2021	6,160	6,256
		75,309
Consumer discretionary 0.76%
Amazon.com, Inc. 2.40% 2023	7,375	7,786
American Honda Finance Corp. 2.65% 2021	14,705	14,881
Bayerische Motoren Werke AG 2.95% 2022[3]	3,000	3,058
Bayerische Motoren Werke AG 3.45% 2023[3]	13,235	13,835
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	15,000	15,058
Toyota Motor Credit Corp. 1.35% 2023	8,621	8,701
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,210
		67,529
Information technology 0.58%
Apple Inc. 0.75% 2023	28,033	28,352
Apple Inc. 1.125% 2025	4,352	4,428
Apple Inc. 2.00% 2020	10,370	10,430
Microsoft Corp. 2.875% 2024	3,435	3,726
Oracle Corp. 2.50% 2022	5,000	5,177
		52,113
Communication services 0.28%
Comcast Corp. 3.70% 2024	2,000	2,215
Tencent Holdings Ltd. 1.81% 2026[3]	12,000	12,075
Walt Disney Co. 3.35% 2025	9,899	10,916
		25,206
Short-Term Bond Fund of America — Page 11 of 17

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials 0.24%	Principal amount (000)	Value (000)
Boeing Co. 2.70% 2022	$10,000	$10,049
General Dynamics Corp. 3.00% 2021	8,555	8,764
Honeywell International Inc. 1.35% 2025	2,973	3,036
		21,849
Utilities 0.20%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,770
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,784
		17,554
Materials 0.12%
Air Products and Chemicals, Inc. 1.50% 2025	10,449	10,737
Real estate 0.09%
Public Storage 2.37% 2022	2,770	2,857
WEA Finance LLC 3.25% 2020[3]	5,185	5,193
		8,050
Total corporate bonds & notes		782,970
Bonds & notes of governments & government agencies outside the U.S. 3.69%
Bank Nederlandse Gemeenten NV 1.75% 2020[3]	8,400	8,432
European Bank for Reconstruction & Development 1.125% 2020	15,000	15,068
European Bank for Reconstruction & Development 0.50% 2025	13,500	13,491
European Investment Bank 1.625% 2020	20,000	20,053
European Investment Bank 1.375% 2021	13,333	13,520
European Investment Bank 1.625% 2021	12,000	12,167
European Investment Bank 2.00% 2021	10,000	10,136
European Investment Bank 2.00% 2022	9,000	9,386
European Investment Bank 2.25% 2022	11,265	11,663
European Investment Bank 2.25% 2022	6,000	6,261
European Investment Bank 2.25% 2024	5,000	5,377
European Stability Mechanism 2.125% 2022[3]	28,324	29,524
Inter-American Development Bank 1.875% 2021	10,000	10,113
Inter-American Development Bank 1.75% 2022	15,000	15,474
Inter-American Development Bank 2.125% 2022	10,000	10,294
International Bank for Reconstruction and Development 1.375% 2021	12,000	12,127
International Bank for Reconstruction and Development 1.375% 2021	10,000	10,133
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,688
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,113
International Development Association 2.75% 2023[3]	15,000	16,038
KfW 1.50% 2021	9,000	9,115
KfW 2.625% 2021	15,000	15,305
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,547
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,054
Sweden (Kingdom of) 2.375% 2021[3]	9,000	9,129
United Kingdom 2.50% 2021[3]	22,400	22,770
		328,978
Short-Term Bond Fund of America — Page 12 of 17

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.65%	Principal amount (000)	Value (000)
Fannie Mae 2.00% 2022	$14,415	$14,825
Fannie Mae 0.25% 2023	22,338	22,301
Fannie Mae 0.625% 2025	12,100	12,148
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,975
		58,249
Municipals 0.16% New Jersey 0.14%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,500
California 0.01%
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	363
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	425
		788
Ohio 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	115	117
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	170	175
		292
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	245	251
Florida 0.00%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	130	131
Total municipals		13,962
Total bonds, notes & other debt instruments (cost: $7,103,766,000)		7,268,276
Short-term securities 16.21% Money market investments 16.21%	Shares
Capital Group Central Cash Fund 0.28%[8]	14,460,543	1,446,199
Total short-term securities (cost: $1,446,177,000)		1,446,199
Total investment securities 97.65% (cost: $8,549,943,000)		8,714,475
Other assets less liabilities 2.35%		210,024
Net assets 100.00%		$8,924,499
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 5/31/2020[10] (000)	Unrealized appreciation (depreciation) at 5/31/2020 (000)
90 Day Euro Dollar Futures	Short	4,962	September 2020	$(1,240,500)	$(1,236,964)	$50
90 Day Euro Dollar Futures	Short	12,973	March 2022	(3,243,250)	(3,236,115)	385
2 Year U.S. Treasury Note Futures	Long	7,607	October 2020	1,521,400	1,679,958	382
5 Year U.S. Treasury Note Futures	Short	60	October 2020	(6,000)	(7,537)	(1)
10 Year Ultra U.S. Treasury Note Futures	Short	701	September 2020	(70,100)	(110,287)	(422)
Short-Term Bond Fund of America — Page 13 of 17

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 5/31/2020[10] (000)	Unrealized appreciation (depreciation) at 5/31/2020 (000)
10 Year U.S. Treasury Note Futures	Short	1,276	September 2020	$(127,600)	$(177,444)	$(399)
30 Year Ultra U.S. Treasury Bond Futures	Short	223	September 2020	(22,300)	(48,621)	(125)
						$(130)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 5/31/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$360,350	$1,164	$—	$1,164
1.33075%	U.S. EFFR	12/16/2020	238,800	785	—	785
0.066%	U.S. EFFR	3/31/2021	10,000	3	—	3
0.10865%	U.S. EFFR	3/29/2022	30,000	38	—	38
U.S. EFFR	0.34565%	3/27/2024	30,000	(67)	—	(67)
U.S. EFFR	0.11%	5/18/2024	301,200	115	—	115
3-month USD-LIBOR	1.867%	7/11/2025	66,500	(2,827)	—	(2,827)
3-month USD-LIBOR	0.64%	3/30/2027	27,500	(294)	—	(294)
					$—	$(1,083)
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,927,000, which represented .18% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,800,389,000, which represented 20.17% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Amount less than one thousand.
[6]	Purchased on a TBA basis.
[7]	Step bond; coupon rate may change at a later date.
[8]	Rate represents the seven-day yield at 5/31/2020.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Short-Term Bond Fund of America — Page 14 of 17

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,080,806,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $10,225,238,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Short-Term Bond Fund of America — Page 15 of 17

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,605,820	$—	$3,605,820
Asset-backed obligations	—	1,290,733	—	1,290,733
Mortgage-backed obligations	—	1,187,564	—	1,187,564
Corporate bonds & notes	—	782,970	—	782,970
Bonds & notes of governments & government agencies outside the U.S.	—	328,978	—	328,978
Federal agency bonds & notes	—	58,249	—	58,249
Municipals	—	13,962	—	13,962
Short-term securities	1,446,199	—	—	1,446,199
Total	$1,446,199	$7,268,276	$—	$8,714,475
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$817	$—	$—	$817
Unrealized appreciation on interest rate swaps	—	2,105	—	2,105
Liabilities:
Unrealized depreciation on futures contracts	(947)	—	—	(947)
Unrealized depreciation on interest rate swaps	—	(3,188)	—	(3,188)
Total	$(130)	$(1,083)	$—	$(1,213)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America — Page 16 of 17

unaudited
Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-048-0720O-S78039	Short-Term Bond Fund of America — Page 17 of 17